Condensed consolidated statement of changes in equity R in Millions, $ in Millions	Stated capital USD ($)	Stated capital ZAR (R)	Other reserves USD ($)	Other reserves ZAR (R)	Accumulated loss USD ($)	Accumulated loss ZAR (R)	Non-controlling interests USD ($)	Non-controlling interests ZAR (R)	USD ($)	ZAR (R)
Balance at beginning of period at Dec. 31, 2017	$ 3,367.6	R 34,667.0	$ 510.2	R 2,569.0	$ (1,937.8)	R (13,257.6)	$ 1.6	R 19.8	$ 1,941.6	R 23,998.2
Comprehensive income			(100.2)	1,309.6	6.4	76.7	0.1	1.6	(93.7)	1,387.9
(Loss)/profit for the period					6.4	76.7	0.1	1.6	6.5	78.3
Other comprehensive income, net of tax			(100.2)	1,309.6					(100.2)	1,309.6
Dividends paid								(0.6)		(0.6)
Share-based payments			10.3	127.3					10.3	127.3
Balance at end of period at Jun. 30, 2018	3,367.6	34,667.0	420.3	4,005.9	(1,931.4)	(13,180.9)	1.7	20.8	1,858.2	25,512.8
Comprehensive income			(37.4)	456.9	(195.4)	(2,576.3)	(1.9)	(25.1)	(234.7)	(2,144.5)
(Loss)/profit for the period					(195.4)	(2,576.3)	(1.7)	(22.7)	(197.1)	(2,599.0)
Other comprehensive income, net of tax			(37.4)	456.9			(0.2)	(2.4)	(37.6)	454.5
Share-based payments			11.0	154.4					11.0	154.4
Acquisition of subsidiary with non-controlling interests							69.4	940.3	69.4	940.3
Transaction with DRDGOLD shareholders					19.3	261.4			19.3	261.4
Balance at end of period at Dec. 31, 2018	3,367.6	34,667.0	393.9	4,617.2	(2,107.5)	(15,495.8)	69.2	936.0	1,723.2	24,724.4
Comprehensive income			1.5	(664.7)	(18.9)	(265.2)	4.7	66.5	(12.7)	(863.4)
(Loss)/profit for the period					(18.9)	(265.2)	5.9	84.0	(13.0)	(181.2)
Other comprehensive income, net of tax			1.5	(664.7)			(1.2)	(17.5)	0.3	(682.2)
Dividends paid								(0.3)		(0.3)
Share-based payments			9.9	140.6					9.9	140.6
Acquisition of subsidiary with non-controlling interests							18.0	269.5	18.0	269.5
Transaction with DRDGOLD shareholders								(0.3)		(0.3)
Shares issued for cash1	120.2	1,688.4							120.2	1,688.4
Shares issued on Lonmin acquisition	288.1	4,306.6							288.1	4,306.6
Balance at end of period at Jun. 30, 2019	$ 3,775.9	R 40,662.0	$ 405.3	R 4,093.1	$ (2,126.4)	R (15,761.0)	$ 91.9	R 1,271.4	$ 2,146.7	R 30,265.5